Share based compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
(a) Restricted Share Unit (“RSU”)

The following table summarizes activities of the Company's RSUs for the six months ended June 30, 2026:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
Outstanding at January 1, 2026	2,909,230	0.38	2.02
Forfeited	(29,432)	—	2.02
Outstanding at June 30, 2026	2,879,798	0.38	2.02	8.59	3,755
Exercisable as of June 30, 2026	2,788,803	0.43	1.84	8.50	3,580

No RSUs were exercised during the six months ended June 30, 2026.

(b) Performance Share Unit (“PSUs”)

In May 2026, the Group's board of directors approved the grant of total 600,000 PSUs to a certain executive officer under the 2022 Share Incentive Plan with nil exercise price. The PSUs have a three-year service period and vest in three equal annual installments on the first, second and third anniversaries of the vesting commencement date, in each case subject to the satisfaction of certain market conditions and the participant’s continued service.

(c) Options

In May 2026, the Company granted 770,000 share options to certain employees under 2022 Share Incentive Plan.

The following table summarizes activities of the options for the six months ended June 30, 2026:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
Outstanding at January 1, 2026	22,631,543	4.77	2.32
Granted	770,000	0.05	0.98
Forfeited	(1,733,031)	0.27	1.52
Exercised	(370,424)	0.50	1.60
Outstanding at June 30, 2026	21,298,088	5.04	2.35	6.99	50,068
Exercisable as of June 30, 2026	16,828,518	7.49	2.38	6.23	40,123

Total intrinsic value of options exercised was US$592 for the six months ended June 30, 2026.

The fair value of the options granted for the six months ended June 30, 2026 are estimated using the binomial model with the following assumptions used:

Six Months Ended June 30, 2026
Risk-free rate of return (1)	4.61%
Volatility (2)	46.33%
Expected dividend yield (3)	0.0%
Fair value of underlying ordinary share (4)	US$1.03
Expected terms (5)	10 years

(1) The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s options in effect at the valuation date.

(2) Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.

(3) Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.

(4) The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.

(5) Expected term is the contract life of the option awards.
Compensation expenses recognized for RSUs, PSUs and options for the six months ended June 30, 2025 and 2026 were allocated as follows.

	Six Months Ended June 30,
	2025	2026
Research and development expenses	1,141	144
Selling, general and administrative expenses	5,363	1,323
Total	6,504	1,467
As of June 30, 2026, US$3,920 of the total unrecognized compensation expense related to RSUs, PSUs and options are expected to be recognized over a weighted-average period of 2.9 years